5. Risk management (Details 1)	Dec. 31, 2019 R$ / $ R$ / ¥	Dec. 31, 2018 R$ / $ R$ / ¥
US$
SummaryOfRiskManagementLineItems [Line Items]
Exchange rate | R$ / $	4.0307	3.8748
Exchange rate variation	4.00%
Yen
SummaryOfRiskManagementLineItems [Line Items]
Exchange rate | R$ / ¥	0.03715	0.03527
Exchange rate variation	5.30%